Cover Page	12 Months Ended
Oct. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Li-Cycle Holdings Corp.
Entity Central Index Key	0001828811
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A6